Intangible assets, net (Summary of Group's Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
Total of gross carrying amount	$ 725,279	$ 724,945
Total accumulated amortization	(500,495)	(444,912)
Less: accumulated impairment	(2,821)	(2,776)
Intangible assets, net	221,963	277,257
Trademark
Intangible assets, net
Total of gross carrying amount	515,687	515,646
Total accumulated amortization	(302,069)	(249,890)
Customer relationships
Intangible assets, net
Total of gross carrying amount	154,824	154,808
Total accumulated amortization	(154,540)	(154,529)
Non-compete agreement
Intangible assets, net
Total of gross carrying amount	12,100	12,100
Total accumulated amortization	(12,100)	(12,100)
Technology
Intangible assets, net
Total of gross carrying amount	14,501	14,475
Total accumulated amortization	(10,782)	(8,771)
Software
Intangible assets, net
Total of gross carrying amount	9,229	9,341
Total accumulated amortization	(8,686)	(8,585)
Licenses
Intangible assets, net
Total of gross carrying amount	9,036	8,836
Total accumulated amortization	(3,664)	(2,992)
Operating rights
Intangible assets, net
Total of gross carrying amount	6,580	6,434
Total accumulated amortization	(6,480)	(6,336)
Domain names
Intangible assets, net
Total of gross carrying amount	1,817	1,801
Total accumulated amortization	(1,342)	(1,028)
Others
Intangible assets, net
Total of gross carrying amount	1,505	1,504
Total accumulated amortization	$ (832)	$ (681)